Crypto Assets	12 Months Ended
Dec. 31, 2024
Crypto Assets [Abstract]
Crypto assets

5. Crypto assets

The Company adopted ASU 2023-08, which requires our crypto assets, including Bitcoin, USDT and other crypto assets, to be valued at fair value each reporting period with changes in fair value recorded in net income. The Company’s crypto assets are within the scope of ASU 2023-08 and the guidance requires a cumulative-effect adjustment as of the beginning of the current fiscal year for any difference between the carrying amount of the Company’s crypto assets and fair value. The value of crypto assets is recognized at the value reported in the trading platform’s financial statements as of December 31, 2024.

The following table presents the Company’s significant crypto asset holdings as of December 31, 2024:

(in thousands, expect number and per bitcoin)

Bitcoin holdings	31-Dec-23	31-Dec-24
Number of bitcoin held	66	67
Carrying basis - per bitcoin	$30,346	$59,937
Fair value - per bitcoin	$42,450	$93,765
Carrying basis of bitcoin	$2,002	$4,009
Fair value of bitcoin	$2,800	$6,268

Others crypto assets holding	31-Dec-23	31-Dec-24
Number of other crypto assets held	15,108	10,882
Carrying basis of other crypto assets	$376	$202
Fair value of other crypto assets	$364	$221

USDT holdings	31-Dec-23	31-Dec-24
Number of USDT held	3,545,562	415,770
Carrying basis - USDT	1	1
Fair value - per USDT	1	1
Carrying basis of USDT	3,545	416
Fair value of USDT	3,545	416

The following tables present a summary of the impacts of the adoption of ASU 2023-08, on the Company’s interim Condensed Consolidated Statements of Operations provided during the year ended December 31, 2024.

(in thousands)

	BTC	USDT	Others
Beginning Balance: Crypto assets, on January 1, 2024	2,800	3,545	364
Addition of crypto assets	4,767	9,077	221
Disposition of crypto assets	(3,898)	(12,218)	(433)
Realized gain on crypto assets	286	12	69
Unrealized gain on crypto assets	2,313	—	—
Crypto assets on December 31, 2024	$6,268	$416	$221